Common Stock, Redeemable Convertible Preferred Stock and Stockholders' Deficit (Details 2)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock, Capital Shares Reserved for Future Issuance	38,272,094	11,432,549	6,830,115
Aldagen Inc [Member]
Common Stock, Capital Shares Reserved for Future Issuance		81,546,859	78,774,293
Aldagen Inc [Member] | Redeemable Convertible Preferred Stock [Member]
Common Stock, Capital Shares Reserved for Future Issuance		66,823,440	66,823,440
Aldagen Inc [Member] | Warrants To Purchase Redeemable Convertible Preferred Stock [Member]
Common Stock, Capital Shares Reserved for Future Issuance		2,191,614	3,222,942
Aldagen Inc [Member] | Shares Available For Grant [Member]
Common Stock, Capital Shares Reserved for Future Issuance		5,192,212	1,022,568
Aldagen Inc [Member] | Stock Options Outstanding [Member]
Common Stock, Capital Shares Reserved for Future Issuance		7,339,593	7,705,343